Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of operations
Interest expense	$ 972	$ 11,435
Continuing operations
Statement of cash flows
Net debt repayments	(76,397)	(502,549)
VIE debt | Continuing operations
Statement of operations
Interest expense	5,273	2,878
Statement of cash flows
Net debt repayments	$ (52,359)	$ (50,570)